Fair Value of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Observable market are valued rate	100.00%
Derivatives contract guarantees	$ 1,695,431	$ 746,729
Derivative Contract Guarantees [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Derivatives contract guarantees	$ 882,398	$ 999,425